World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2014

Dates Covered
Collections Period	08/01/14 - 08/31/14
Interest Accrual Period	08/15/14 - 09/14/14
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/14	317,201,195.77	24,710
Yield Supplement Overcollateralization Amount at 07/31/14	3,107,983.53	0
Receivables Balance at 07/31/14	320,309,179.30	24,710
Principal Payments	15,731,462.72	501
Defaulted Receivables	600,043.49	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/14	2,850,257.00	0
Pool Balance at 08/31/14	301,127,416.09	24,176

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	5,709,176.62	357
Past Due 61-90 days	1,550,652.70	99
Past Due 91 + days	424,689.52	33
Total	7,684,518.84	489

Total 31+ Delinquent as % Ending Pool Balance	2.55%

Recoveries	329,568.34

Aggregate Net Losses/(Gains) - August 2014	270,475.15

Overcollateralization Target Amount	13,550,733.72
Actual Overcollateralization	13,550,733.72

Weighted Average APR	4.09%
Weighted Average APR, Yield Adjusted	4.91%
Weighted Average Remaining Term	36.33

Flow of Funds	$ Amount

Collections	17,132,340.17
Advances	2,421.91
Investment Earnings on Cash Accounts	463.43
Servicing Fee	(266,924.32)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	16,868,301.19

Distributions of Available Funds
(1) Class A Interest	173,802.06
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	1,799,725.87
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	13,550,733.72
(7) Distribution to Certificateholders	1,320,522.37
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	16,868,301.19

Servicing Fee	266,924.32
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 08/15/14	302,927,141.96
Principal Paid	15,350,459.59
Note Balance @ 09/15/14	287,576,682.37

Class A-1
Note Balance @ 08/15/14	0.00
Principal Paid	0.00
Note Balance @ 09/15/14	0.00
Note Factor @ 09/15/14	0.0000000%

Class A-2
Note Balance @ 08/15/14	0.00
Principal Paid	0.00
Note Balance @ 09/15/14	0.00
Note Factor @ 09/15/14	0.0000000%

Class A-3
Note Balance @ 08/15/14	156,317,141.96
Principal Paid	15,350,459.59
Note Balance @ 09/15/14	140,966,682.37
Note Factor @ 09/15/14	54.8508492%

Class A-4
Note Balance @ 08/15/14	127,670,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	127,670,000.00
Note Factor @ 09/15/14	100.0000000%

Class B
Note Balance @ 08/15/14	18,940,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	18,940,000.00
Note Factor @ 09/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	197,319.23
Total Principal Paid	15,350,459.59
Total Paid	15,547,778.82

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	83,369.14
Principal Paid	15,350,459.59
Total Paid to A-3 Holders	15,433,828.73

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2184160
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.9916866
Total Distribution Amount	17.2101026

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3243935
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	59.7294147
Total A-3 Distribution Amount	60.0538082

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	117.24
Noteholders' Principal Distributable Amount	882.76

Account Balances	$ Amount

Advances
Balance as of 07/31/14	66,366.07
Balance as of 08/31/14	68,787.98
Change	2,421.91

Reserve Account
Balance as of 08/15/14	2,310,518.58
Investment Earnings	53.72
Investment Earnings Paid	(53.72)
Deposit/(Withdrawal)	-
Balance as of 09/15/14	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58